TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset (liability):
Tax loss carry-forwards	$ 445,673	$ 155,178
R&D expenses	22,086	8,234
Gross deferred tax assets	471,761	164,382
Valuation allowance	(418,227)	(99,179)
Mer Telemanagement Solutions Ltd [Member]
Deferred tax asset (liability):
Tax loss carry-forwards	6,254,000	6,089,000
Accruals for interest	283,000	283,000
R&D expenses	42,000	148,000
Allowances for credit losses and accruals for employee benefits	45,000	76,000
Depreciation and amortization	5,000	16,000
Gross deferred tax assets	6,629,000	6,612,000
Goodwill	(351,000)	(746,000)
Valuation allowance	(6,107,000)	(6,029,000)
Deferred tax asset (liability), net	$ 171,000	$ (163,000)